Share-based payments - Schedule of Stock Options (Details)	6 Months Ended
Jun. 30, 2026 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning of period (in shares) | shares	5,503,174
Granted (in shares) | shares	3,341,630
Forfeited or expired (in shares) | shares	(82,575)
Outstanding, end of period (in shares) | shares	8,762,229
Exercisable (in shares) | shares	5,420,599
Outstanding, beginning of period (CAD per share) | $ / shares	$ 62
Granted (CAD per share) | $ / shares	36
Forfeited or expired (CAD per share) | $ / shares	63
Outstanding, end of period (CAD per share) | $ / shares	52
Exercisable (CAD per share) | $ / shares	$ 62